Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for First CEO(1) ($)	Compensation Actually Paid to First CEO(2) ($)	Summary Compensation Table Total for Second CEO(1) ($)	Compensation Actually Paid to Second CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on:		GAAP Net (Loss) Earnings
							Company TSR(5) ($)	Industry Index TSR(5) ($)
2023	$2,103,000	$2,103,000	—	—	$3,872,278	$4,121,707	$29.40	$222.87	$(40,940,000)
2022	$450,472	$450,472	$4,757,096	$(24,589,004)	$3,325,411	$(698,811)	$27.74	$133.55	$(128,450,000)
2021	$145,647	$(37,072,235)	$42,359,288	$18,303,213	$6,042,094	$3,143,274	$108.74	$204.24	$(71,378,000)
2020	$11,911,322	$41,296,389	—	—	$3,284,792	$10,176,061	$155.79	$148.89	$(6,283,000)

(1)
Our first (and only) CEO for 2023 is Mr. Levin. Our first CEO for 2022 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 5, 2024. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 10, 2022. Our first CEO for 2021 and only CEO for 2020 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 24, 2021.

(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Messrs. Levin and Hanrahan for each applicable fiscal year in the Total column of the Summary Compensation Table (and to amounts previously reported for Mr. Ridenour in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at “compensation actually paid” (“CAP”):

Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	(Minus) Plus Equity Award Adjustments for First CEO(a) ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	(Minus) Plus Equity Award Adjustments for Second CEO(b) ($)	Compensation Actually Paid to Second CEO ($)
2023	$2,103,000	—	—	$2,103,000	—	—	—	—
2022	$450,472	—	—	$450,472	$4,757,096	$2,444,754	$(26,901,346)	$(24,589,004)
2021	$145,647	—	$(37,217,882)	$(37,072,235)	$42,359,288	$41,132,595	$17,076,520	$18,303,213
2020	$11,911,322	$10,603,072	$39,988,139	$41,296,389	—	—	—	—
(a)
Represents adjustments to the fair value of Mr. Ridenour’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—
2022	—	—	—	—	—
2021	—	—	$3,081,139	$(40,299,021)	$(37,217,882)
2020	$29,235,581	$10,261,258	$1,427,353	$(936,054)	$39,988,139

(b)
Represents adjustments to the fair value of Mr. Hanrahan’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—
2022	$1,947,516	—	$(9,627,979)	$(19,220,883)	$(26,901,346)
2021	$22,438,913	$(4,868,566)	$631,068	$(1,124,894)	$17,076,520
2020	—	—	—	—	—

(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2023, Messrs. Russakoff, Kip, Fleischman and Shanmugasundaram, (ii) for 2022, Messrs. Russakoff, Kip, Shanmugasundaram, Pedersen and Dua and Ms. Shaw, (iii) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee, our Chief Marketing Officer, and Glenn H. Schiffman, our former Interim Chief Financial Officer, and (iv) for 2020, Messrs. Hanrahan (in his then capacity as our Chief Product Officer) and Kip, Jamie Cohen, our former Chief Financial Officer, Craig Smith, our former President and Chief Operating Officer, and Allison Lowrie, our former Chief Marketing Officer.

(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our current non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our current non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table to arrive at CAP:
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	$3,872,278	$(3,045,000)	$3,294,429	$4,121,707
2022	$3,325,411	$2,636,582	$(1,387,640)	$(698,811)
2021	$6,042,094	$5,604,489	$2,705,669	$3,143,274
2020	$3,284,792	$2,470,462	$9,361,731	$10,176,061

(x)
Represents adjustments to the average fair value of non-CEO NEO Angi equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2023	$3,216,323	$35,066	—	$43,040	—	$3,294,429
2022	$1,014,585	$(1,219,434)	—	$(647,948)	$(534,843)	$(1,387,640)
2021	$4,460,786	—	—	$212,492	$(1,967,609)	$2,705,669
2020	$5,652,210	$494,359	$980,589	$2,983,946	$(748,843)	$9,361,731

(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Our first (and only) CEO for 2023 is Mr. Levin. Our first CEO for 2022 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 5, 2024. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 10, 2022. Our first CEO for 2021 and only CEO for 2020 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 24, 2021.
(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2023, Messrs. Russakoff, Kip, Fleischman and Shanmugasundaram, (ii) for 2022, Messrs. Russakoff, Kip, Shanmugasundaram, Pedersen and Dua and Ms. Shaw, (iii) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee, our Chief Marketing Officer, and Glenn H. Schiffman, our former Interim Chief Financial Officer, and (iv) for 2020, Messrs. Hanrahan (in his then capacity as our Chief Product Officer) and Kip, Jamie Cohen, our former Chief Financial Officer, Craig Smith, our former President and Chief Operating Officer, and Allison Lowrie, our former Chief Marketing Officer.

Peer Group Issuers, Footnote
(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Messrs. Levin and Hanrahan for each applicable fiscal year in the Total column of the Summary Compensation Table (and to amounts previously reported for Mr. Ridenour in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at “compensation actually paid” (“CAP”):

Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	(Minus) Plus Equity Award Adjustments for First CEO(a) ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	(Minus) Plus Equity Award Adjustments for Second CEO(b) ($)	Compensation Actually Paid to Second CEO ($)
2023	$2,103,000	—	—	$2,103,000	—	—	—	—
2022	$450,472	—	—	$450,472	$4,757,096	$2,444,754	$(26,901,346)	$(24,589,004)
2021	$145,647	—	$(37,217,882)	$(37,072,235)	$42,359,288	$41,132,595	$17,076,520	$18,303,213
2020	$11,911,322	$10,603,072	$39,988,139	$41,296,389	—	—	—	—
(a)
Represents adjustments to the fair value of Mr. Ridenour’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—
2022	—	—	—	—	—
2021	—	—	$3,081,139	$(40,299,021)	$(37,217,882)
2020	$29,235,581	$10,261,258	$1,427,353	$(936,054)	$39,988,139

(b)
Represents adjustments to the fair value of Mr. Hanrahan’s Angi equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—
2022	$1,947,516	—	$(9,627,979)	$(19,220,883)	$(26,901,346)
2021	$22,438,913	$(4,868,566)	$631,068	$(1,124,894)	$17,076,520
2020	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 3,872,278	$ 3,325,411	$ 6,042,094	$ 3,284,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,121,707	(698,811)	3,143,274	10,176,061
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our current non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our current non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table to arrive at CAP:
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	$3,872,278	$(3,045,000)	$3,294,429	$4,121,707
2022	$3,325,411	$2,636,582	$(1,387,640)	$(698,811)
2021	$6,042,094	$5,604,489	$2,705,669	$3,143,274
2020	$3,284,792	$2,470,462	$9,361,731	$10,176,061

(x)
Represents adjustments to the average fair value of non-CEO NEO Angi equity award holdings shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2023	$3,216,323	$35,066	—	$43,040	—	$3,294,429
2022	$1,014,585	$(1,219,434)	—	$(647,948)	$(534,843)	$(1,387,640)
2021	$4,460,786	—	—	$212,492	$(1,967,609)	$2,705,669
2020	$5,652,210	$494,359	$980,589	$2,983,946	$(748,843)	$9,361,731

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

(1)
Since Angi’s executive compensation program does not generally use GAAP Net (Loss) Earnings as a financial performance measure for purposes of determining compensation to be paid to our NEOs, we do not expect a meaningful relationship to exist between CAP and GAAP Net (Loss) Earnings and any correlation between CAP and GAAP Net (Loss) Earnings and the compensation that we pay our NEOs is a coincidence

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 29.4	27.74	108.74	155.79
Peer Group Total Shareholder Return Amount	222.87	133.55	204.24	148.89
Net Income (Loss)	$ (40,940,000)	(128,450,000)	(71,378,000)	(6,283,000)
PEO Name	Mr. Levin
Mr. Levin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,103,000	450,472	145,647	11,911,322
PEO Actually Paid Compensation Amount	2,103,000	450,472	(37,072,235)	41,296,389
Mr. Levin [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,603,072
Mr. Levin [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(37,217,882)	39,988,139
Mr. Levin [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				29,235,581
Mr. Levin [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,261,258
Mr. Levin [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,081,139	1,427,353
Mr. Levin [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(40,299,021)	(936,054)
Mr. Hanrahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,757,096	42,359,288
PEO Actually Paid Compensation Amount		(24,589,004)	18,303,213
Mr. Hanrahan [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,444,754	41,132,595
Mr. Hanrahan [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,901,346)	17,076,520
Mr. Hanrahan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,947,516	22,438,913
Mr. Hanrahan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,868,566)
Mr. Hanrahan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,627,979)	631,068
Mr. Hanrahan [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,220,883)	(1,124,894)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,045,000)	(2,636,582)	(5,604,489)	(2,470,462)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,294,429	(1,387,640)	2,705,669	9,361,731
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,216,323	1,014,585	4,460,786	5,652,210
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,066	(1,219,434)		494,359
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				980,589
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,040	(647,948)	212,492	2,983,946
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (534,843)	$ (1,967,609)	$ (748,843)